As filed with the Securities and Exchange Commission
                              on September 30, 1997
                           Registration No. 333-22111

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                    FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]
                         Post-Effective Amendment No. 1           [X]

                             ----------------------
                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                             ------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
  Robert M. Kurucza, Esq.                          Carl Frischling, Esq.
  Marco E. Adelfio, Esq.                           Kramer, Levin, Naftalis
  Morrison & Foerster LLP                              & Frankel
  2000 Pennsylvania Ave., N.W.                     919 3rd Avenue
  Suite 5500                                       New York, New York 10022
  Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):
   [X] Immediately upon filing pursuant      [ ] on (date), pursuant
         to Rule 485(b), or                         to Rule 485(b), or
   [ ] 60 days after filing pursuant         [ ] on (date) pursuant
         to Rule 485(a), or                         to Rule 485(a).
   [ ] 75 days after filing pursuant to      [ ] on (date) pursuant to
         paragraph (a)(2)                           paragraph (a)(2) of rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment
Company Act of 1940, as amended. The Registrant filed on May 20, 1997, the notice required by Rule 24f-2 for its fiscal period ended March 31, 1997.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 1 to the Registration Statement of Nations Fund Trust (the "Trust") filed on March 22, 1997 on Form N-14 under the Securities Act of 1933 (the "Registration Statement") hereby incorporates by reference all the information set forth in Parts A, B and C of the Registration Statement. This Amendment is being filed to amend the Registration Statement to include an opinion of counsel supporting the tax consequences of the reorganization of certain of the portfolios of The Pilot Funds into corresponding funds of the Trust. The opinion of counsel is filed herewith pursuant to an undertaking made by the Trust in its Registration Statement.

                               Nations Fund Trust
                               File No. 333-22111

                                  Exhibit Index

The following exhibits are filed herewith as part of this Amendment No. 1 to the Registration Statement.


Exhibit
Number                     Description

12 Opinion and Consent of Morrison & Foerster LLP supporting the tax matters and consequences to shareholders as to the Acquisition of The Pilot Funds' Diversified Bond Income Fund, Growth Fund, Growth and Income Fund, Intermediate Municipal Bond Fund, Intermediate U.S. Government Securities Fund, Missouri Short-Term Tax-Exempt Fund, Short-Term Tax-Exempt Diversified Fund and Municipal Fund, by Nations Fund Trust's Strategic Fixed Income Fund, Disciplined Equity Fund, Value Fund, Intermediate Municipal Bond Fund, Short-Intermediate Government Fund, Tax Exempt Fund and Municipal Income Fund.

                      [MORRISON & FOERSTER LLP LETTERHEAD]



                                  May 16, 1997


Nations Tax Exempt Fund
Nations Value Fund
Nations Disciplined Equity Fund
Nations Strategic Fixed Income Fund
Nations Short-Intermediate Government Fund
Nations Intermediate Municipal Bond Fund
Nations Municipal Income Fund
Nations Fund Trust
c/o Stephens Inc.
111 Center Street
Little Rock, Arkansas  72201

Pilot Short-Term Tax-Exempt Diversified Fund
Pilot Missouri Short-Term Tax-Exempt Fund
Pilot Growth and Income Fund
Pilot Growth Fund
Pilot Diversified Bond Income Fund
Pilot Intermediate U.S. Government Securities Fund
Pilot Intermediate Municipal Bond Fund
Pilot Municipal Bond Fund
The Pilot Funds 3435
Stelz Road Columbus, Ohio 43219

Ladies and Gentlemen:

              We have acted as counsel to Nations Fund Trust (the "Trust"), a Massachusetts business trust, in connection with the proposed acquisition by the Nations Tax Exempt Fund, Nations Value Fund, Nations Disciplined Equity Fund, Nations Diversified Income Fund, Nations Short-Intermediate Government Fund, Nations Intermediate Municipal Bond Fund, Nations Municipal Income Fund and Nations Fund Trust (individually, an "Acquiring Fund"), respectively, each a separate portfolio of the Company, of substantially all of the assets and the assumption of all of the Stated Liabilities of the Pilot Short-Term Tax-Exempt Diversified Fund, Pilot Missouri Short-Term Tax-Exempt Fund, Pilot Growth and Income Fund, Pilot Growth Fund, Pilot Diversified Bond Income Fund, Pilot Intermediate U.S. Government Securities Fund, Pilot Intermediate Municipal Bond Fund, and Pilot Municipal Bond Fund (individually, an "Acquired Fund"),

Nations Fund Trust
The Pilot Funds
May 16, 1997
Page 2

respectively, each a separate portfolio of The Pilot Funds (the "Pilot Funds"), a Massachusetts business trust, solely in exchange for voting shares of the Acquiring Fund which shall thereafter be distributed to the shareholders of the corresponding Acquired Fund pursuant to an Agreement and Plan of Reorganization by and between the Trust and the Pilot Funds, dated as of March 22, 1997 (the "Plan"). Any capitalized terms used and not defined herein shall have the meanings ascribed to them in the Plan.

              At your request, we are rendering our opinion as set forth herein with respect to the material federal income tax consequences of the Reorganizations. For purposes of this opinion, we have relied with your consent on, and this opinion is expressly conditioned upon, the accuracy and completeness of the statements and representations (which statements and representations we have neither investigated nor verified), incorporated herein by reference, contained in the certificates of the Trust for itself and on behalf of each Acquiring Fund and the Pilot Funds for itself and on behalf of each Acquired Fund, and have assumed that such certificates are accurate and complete as of the date hereof. We have also relied upon the accuracy of the Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement (the "Prospectus") of the Company and the Pilot Funds filed with the Securities and Exchange Commission on February 20, 1997 in connection with the Reorganizations.

              We have also assumed that the transactions contemplated by the Plan and described in the Prospectus will be consummated in accordance therewith and that, as described in the Plan, prior to the Closing Date, each Acquired Fund will dispose of any investments--to the extent practicable--the ownership of which would violate stated investment objectives, policies or certain percentage limitations of the corresponding Acquiring Fund.

              Based upon and subject to the foregoing, it is our opinion that, under currently applicable law, each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), that each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code, and that, accordingly, the following will be the material federal income tax consequences of each Reorganization:

              (1) No gain or loss will be recognized by an Acquired Fund upon the transfer of its assets to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares or the assumption of the Stated Liabilities of the Acquired Fund by the Acquiring Fund.

Nations Fund Trust
The Pilot Funds
May 16, 1997
Page 3

              (2) No gain or loss will be recognized by an Acquiring Fund upon the following: (i) its receipt of assets from the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares; (ii) the Acquiring Fund's assumption of the Acquired Fund's Stated Liabilities; and (iii) the constructive or actual distribution by the Acquired Fund of the Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund.

              (3) The aggregate federal income tax basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the aggregate federal income tax basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

              (4) The holding period of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will include the period for which such assets have been held by the Acquired Fund.

              (5) No gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization.

              (6) No gain or loss will be recognized by the shareholders of an Acquired Fund upon their receipt of the Acquiring Fund Shares in exchange for such shareholders' shares of the Acquired Fund.

              (7) The federal income tax basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the federal income tax basis of the Acquired Fund shares exchanged by such shareholders pursuant to the Reorganization.

              (8) The holding period for the Acquiring Fund Shares for which shares of the corresponding Acquired Fund are exchanged pursuant to the Reorganization will include the period that the Acquired Fund shares have been held by the holder, provided that the Acquired Fund shares have been held as a capital asset by the holder.

              (9) An Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of

Nations Fund Trust
The Pilot Funds
May 16, 1997
Page 4

                     the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

              This opinion may not be applicable to certain classes of Acquired Fund shareholders, including securities dealers, foreign persons and persons who acquired their stock pursuant to the exercise of employee stock options or rights or otherwise as compensation.

              This opinion is based upon existing law and currently applicable Treasury regulations promulgated under the Code, published administrative positions of the Internal Revenue Service contained in revenue rulings and revenue procedures currently in effect, and judicial decisions, all of which are subject to change either prospectively or retroactively. There can be no assurance that changes in the law will not take place which could affect the opinions expressed herein or that contrary positions may not be taken by the Internal Revenue Service.

                                          Very truly yours,

                                          /s/ Morrison & Foerster LLP

                                          Morrison & Foerster LLP

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 30th day of September, 1997.
                                         NATIONS FUND TRUST

                                         By:         *
                                             ----------------------------------
                                              A. Max Walker
                                              President and Chairman of the
                                                Board of Trustees

                                         By:  /s/ Richard H. Blank, Jr.
                                             ----------------------------------
                                              Richard H. Blank, Jr.
                                              *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:



              SIGNATURES                                TITLE                                  DATE
                  *                      President and Chairman of the Board            September 30, 1997
  ----------------------------------      of Trustees (Principal Executive
           (A. Max Walker)                            Officer)

                  *                         Treasurer and Vice President                September 30, 1997
  ----------------------------------     (Principal Financial and Accounting
          (Richard H. Rose)                           Officer)

                  *                                    Trustee                          September 30, 1997
  ----------------------------------
       (Edmund L. Benson, III)
                  *                                    Trustee                          September 30, 1997
 ----------------------------------
            (James Ermer)
                  *                                    Trustee                          September 30, 1997
  ----------------------------------
          (William H. Grigg)
                  *                                    Trustee                          September 30, 1997
  ----------------------------------
          (Thomas F. Keller)
                  *                                    Trustee                          September 30, 1997
 ----------------------------------
         (Carl E. Mundy, Jr.)
                  *                                    Trustee                          September 30, 1997
  ----------------------------------
         (Charles B. Walker)
                  *                                    Trustee                          September 30, 1997
  ----------------------------------
        (Thomas S. Word, Jr.)
                                                       Trustee
  ----------------------------------
          (James B. Sommers)

        /s/ Richard H. Blank, Jr.
 ----------------------------------
          Richard H. Blank, Jr.
          *Attorney-In-Fact
